Document And Entity Information - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2015	Nov. 09, 2015	Jun. 30, 2014
Entity Registrant Name	SANUWAVE Health, Inc.
Entity Central Index Key	0001417663
Trading Symbol	snwv
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding (in shares)		63,056,519
Entity Public Float			$ 19.9
Document Type	S-1
Document Period End Date	Sep. 30, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	Q3
Amendment Flag	false